Inventories (Schedule of Inventories) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 692,261,000	$ 664,698,000
Cost of sales	1,833,000,000	1,359,000,000
Uranium [member]
Disclosure Of Operating Segments [Line Items]
Concentrate	511,654,000	537,426,000
Broken ore	71,463,000	46,703,000
Total inventory	583,117,000	584,129,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	108,711,000	80,144,000
Other [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 433,000	$ 425,000